Share-Based Compensation (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares shares
Weighted average option grant date fair value (in dollars per share) | $ / shares		$ 0.57
Aggregate grant date fair value | $		$ 49
Employee Stock Option [Member]
Weighted average option grant date fair value (in dollars per share) | $ / shares		$ 2.93
Aggregate grant date fair value	¥ 418	$ 5,255
Unrecognized compensation expense | $		$ 65
Period over which unrecognized compensation costs are expected to be recognized	1 year 7 months 10 days	1 year 7 months 10 days
Stock Incentive Plan2006 [Member]
Number of shares the company is authorized to issue		12,745,438
Stock Incentive Plan2006 [Member] | Maximum [Member] | Restricted Stock [Member]
Number of shares the company is authorized to issue		2,715,243
Stock Incentive Plan2006 [Member] | Maximum [Member] | Employee Stock Option [Member]
Number of shares the company is authorized to issue		10,030,195